Note 7 - Risk Management - Reconciliation Of Changes In Written-Off Assets (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Risk Management Abstract
Financial Assets Written Off During Reporting Period And Still Subject To Enforcement Activity Contractual Amount Outstanding at the beginning		€ 26,245,000,000	€ 32,343,000,000		€ 30,139,000,000
Changes In Written Off Assets Abstract
Increase Acquisition Of Subsidiaries Written Off Assets	[1]	(4,646,000,000)	0		0
Increase Written Off Assets		3,440,000,000	4,712,000,000		6,164,000,000
Decrease Written Off Assets		(2,715,000,000)	(11,039,000,000)		(4,210,000,000)
Decrease Through Refinancing Written Off Assets		(7,000,000)	(2,000,000)		(10,000,000)
Recovery of written-off assets		(339,000,000)	(919,000,000)	[2]	(589,000,000)	[2]
Decrease Foreclosed Assets Written Off Assets		(479,000,000)	(617,000,000)		(625,000,000)
Sales Written Off Assets	[3]	(1,223,000,000)	(8,325,000,000)		(1,805,000,000)
Debt Forgiveness Written Off Assets		(607,000,000)	(493,000,000)		(889,000,000)
Time Barred Assets Written Off Assets		(60,000,000)	(682,000,000)		(292,000,000)
Net Exchange Differences Written Off Assets		(323,000,000)	230,000,000		250,000,000
Financial Assets Written Off During Reporting Period And Still Subject To Enforcement Activity Contractual Amount Outstanding at the end		€ 22,001,000,000	€ 26,245,000,000		€ 32,343,000,000

[1]	(*) Amount in 2020 is mainly due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) In 2020, the amount includes the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 7.2).
[3]	(**) Inclu des principal and interest.